Deferred tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Deferred tax	Deferred tax
(a)Movement in deferred tax balances:
The following are the major deferred tax liabilities and assets recognized by the Group and the movements thereon during the years ended December 31, 2023, 2024 and 2025.

	Depreciation allowances in excess of the related depreciation	Tax losses recognized	Intangible assets arising from business combination	Total
At January 1, 2024	$304	$(293)	$2,576	$2,587
(Credited)/charged to profit or loss	(308)	127	(285)	(466)
Exchange differences	2	42	—	44
At December 31, 2024 and January 1, 2025	(2)	(124)	2,291	2,165
Credited to profit or loss	(57)	—	(131)	(188)
Eliminated on disposal of a subsidiary (note 34)	54	132	$(2,160)	(1,974)
Exchange differences	13	(8)	—	5
At December 31, 2025	$8	$—	$—	$8
(b)Unrecognized deferred tax assets
The Group has not recognized deferred tax assets in respect of cumulative estimated tax losses of $83,265 (2024: $118,477) as it is not probable that future taxable profits against which the losses can be utilized will be available in the relevant tax jurisdictions and entities.
The expiry dates of the cumulative tax losses are as follows:

	2025	2024
Within 1 year	$—	$2,334
Over 1 year but within 5 years	—	16,897
Over 5 years but within 10 years	—	19,802
Do not expire under the relevant tax legislation	83,265	79,444
	$83,265	$118,477